Earnings per share and shares outstanding (Detail) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Basic earnings
Net profit / (loss) attributable to shareholders		$ 4,304	$ 4,516	$ 969
Diluted earnings
Net profit / (loss) attributable to shareholders		4,304	4,516	969
Less: (profit) / loss on own equity derivative contracts		0	(2)	0
Net profit / (loss) attributable to shareholders for diluted EPS		$ 4,304	$ 4,514	$ 969
Weighted average shares outstanding
Weighted average shares outstanding for basic EPS	[1]	3,663,278,238	3,730,297,877	3,716,174,261
Effect of dilutive potential shares resulting from notional shares, in-the-money options and warrants outstanding		103,881,600	111,271,269	120,540,272
Weighted average shares outstanding for diluted EPS		3,767,159,838	3,841,569,146	3,836,714,533
Earnings per share
Basic		$ 1.17	$ 1.21	$ 0.26
Diluted		$ 1.14	$ 1.18	$ 0.25
Shares outstanding
Shares issued		3,859,055,395	3,855,634,749	3,853,096,603
Treasury shares		243,021,296	166,467,802	132,301,550
Shares outstanding		3,616,034,099	3,689,166,947	3,720,795,053
UBS AG
Basic earnings
Net profit / (loss) attributable to shareholders		$ 3,965	$ 4,107	$ 758
Diluted earnings
Net profit / (loss) attributable to shareholders		$ 3,965	$ 4,107	$ 758
Shares outstanding
Shares issued		3,858,408,466	3,858,408,466

[1]
The weighted average shares outstanding for basic EPS are calculated by taking the number of shares at the beginning of the period, adjusted by the number of shares acquired or issued during the period, multiplied by a time-weighted factor for the period outstanding. As a result, balances are affected by the timing of acquisitions and issuances during the period.